NEW IFRS STANDARDS - Reconciliation (Details) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
NEW IFRS STANDARDS
Operating leases		$ 2,457
Exemption for short-term leases		(42)
Discounting		(623)
Additional lease liabilities recognized due to adoption of IFRS as at January 1, 2019	$ 2,931	$ 1,792